EARNINGS PER SHARE (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net income	¥ 955,571,509	¥ 335,255,274	¥ 924,352,495
Less: Net income attributable to non-controlling interests	234,553,599	104,870,621	25,690,269
Net income attributable to JinkoSolar's ordinary shareholders	721,017,910	230,384,653	898,662,226
Dilutive effects of call option		(462,751,547)	(91,066,662)
Numerator for diluted income/(loss) per share	¥ 412,679,397	¥ (232,366,894)	¥ 807,595,564
Denominator for basic earnings per share - weighted average number of ordinary shares outstanding	190,672,869	178,938,853	169,363,306
Dilutive effects of call option		(7,500,000)	(4,705,479)
Denominator for diluted calculation - weighted average number of ordinary shares outstanding	205,719,772	171,438,853	166,567,757
Continuing operations:
Basic earnings per share attributable to JinkoSolar's ordinary shareholders	¥ 3.78	¥ 1.29	¥ 5.31
Diluted earnings/(loss) per share attributable to JinkoSolar's ordinary shareholders	¥ 2.01	¥ (1.36)	¥ 4.85
Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dilutive effects of share options	540,620		1,909,930
Convertible senior notes
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dilutive effects of Convertible senior notes	¥ (308,338,513)
Dilutive effects of convertible senior notes	14,506,283